BORROWINGS - Additional Information (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Short and long term bank borrowings
Short-term bank borrowings, weighted average interest rate	4.36%
Unused loan facilities (in RMB) or (in dollars)	¥ 1,490,957	¥ 2,811,123
Long term bank borrowings
Short and long term bank borrowings
Long-term bank borrowings, weighted average interest rate	4.09%